Short-term borrowings - Summary of Short-term Borrowings (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term Debt [Line Items]
Secured short term bank borrowings	¥ 39,695,606	$ 6,083,618	¥ 83,600,000